SHARE-BASED PAYMENTS - Schedule of measurement of the fair values of equity-settled awards (Details)	12 Months Ended
	Dec. 31, 2025 Y $ / shares	Dec. 31, 2023 yr Y $ / shares	Dec. 31, 2023 yr Y € / shares
Equity-settled awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividends		0.00%	0.00%
Equity-settled awards | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility		40.30%	40.30%
Expected life | yr		1.63	1.63
Risk-fee interest rate		2.30%	2.30%
Equity-settled awards | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility		45.50%	45.50%
Expected life | yr		6.00	6.00
Risk-fee interest rate		3.20%	3.20%
2019 & 2023 ESOP | Equity-settled awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividends	0.00%
2019 & 2023 ESOP | Equity-settled awards | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying share at measurement dates (in USD and EUR per share) | (per share)	$ 13.00	$ 13.70	€ 12.40
Exercise price (in USD and EUR per share) | (per share)	$ 7.70	7.84	7.09
Expected volatility	39.80%
Expected life	1.03
Risk-fee interest rate	4.00%
2019 & 2023 ESOP | Equity-settled awards | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying share at measurement dates (in USD and EUR per share) | (per share)	$ 18.94	15.49	14.02
Exercise price (in USD and EUR per share) | (per share)	$ 14.19	10.69	9.68
Expected volatility	44.40%
Expected life	5.19
Risk-fee interest rate	4.80%
2019 & 2023 ESOP | Time vested options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options (in USD and EUR per share) | (per share)		6.07	5.50
2019 & 2023 ESOP | Time vested options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options (in USD and EUR per share) | (per share)		9.25	8.37
2019 & 2023 ESOP | Brand performance-based options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options (in USD and EUR per share) | (per share)		5.67	5.13
2019 & 2023 ESOP | Brand performance-based options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options (in USD and EUR per share) | (per share)		7.59	6.87
2019 & 2023 ESOP | Group performance-based options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options (in USD and EUR per share) | (per share)		1.92	1.74
2019 & 2023 ESOP | Group performance-based options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options (in USD and EUR per share) | (per share)		3.57	3.23
2019 & 2023 ESOP | Cash-settled awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying share at measurement dates (in USD and EUR per share) | (per share)		18.93	17.13
Expected volatility	42.20%
Expected dividends	0.00%
Risk-fee interest rate	4.60%
2019 & 2023 ESOP | Cash-settled awards | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options (in USD and EUR per share) | $ / shares	$ 0.22
Exercise price (in USD and EUR per share) | (per share)		$ 7.74	€ 7.09
Expected volatility		40.00%	40.00%
Expected life	0.09	1.25	1.25
Risk-fee interest rate		2.00%	2.00%
2019 & 2023 ESOP | Cash-settled awards | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options (in USD and EUR per share) | $ / shares	$ 4.92
Exercise price (in USD and EUR per share) | (per share)		$ 14.11	€ 12.92
Expected volatility		44.00%	44.00%
Expected life	1.75	4.25	4.25
Risk-fee interest rate		2.90%	2.90%
2019 & 2023 ESOP | Time Vested Cash-settled Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options (in USD and EUR per share) | (per share)		$ 7.24	€ 6.55
2019 & 2023 ESOP | Time Vested Cash-settled Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options (in USD and EUR per share) | (per share)		11.87	10.75
2019 & 2023 ESOP | Brand Performance Based Cash-settled Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options (in USD and EUR per share) | (per share)		6.20	5.61
2019 & 2023 ESOP | Brand Performance Based Cash-settled Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options (in USD and EUR per share) | (per share)		12.14	10.98
2019 & 2023 ESOP | Group Performance Based Cash-settled Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options (in USD and EUR per share) | (per share)		8.15	7.38
2019 & 2023 ESOP | Group Performance Based Cash-settled Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options (in USD and EUR per share) | (per share)		$ 8.29	€ 7.51